Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000017156
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,669	$ 22,548	$ 20,327	$ 20,626	$ 20,498	$ 20,797	$ 18,889	$ 19,060	$ 18,163	$ 19,536	$ 18,868	$ 17,858	$ 18,595	$ 16,562	$ 15,198	$ 16,303	$ 17,326	$ 18,254	$ 17,203	$ 15,921	$ 16,071	$ 16,360	$ 17,188	$ 17,477	$ 15,926	$ 17,030	$ 16,649	$ 15,006	$ 16,596	$ 16,938	$ 15,335	$ 16,728	$ 16,701	$ 18,538	$ 18,322	$ 18,128	$ 20,067	$ 19,636	$ 20,498	$ 19,669	$ 20,272	$ 19,830	$ 20,584	$ 20,196	$ 20,153	$ 19,753	$ 19,571	$ 18,433	$ 17,525	$ 16,135	$ 13,625	$ 13,343	$ 13,817	$ 13,081	$ 12,728	$ 12,295	$ 11,549	$ 10,169	$ 13,005	$ 14,207	$ 14,674	$ 14,268	$ 13,706	$ 13,360	$ 13,092	$ 13,766	$ 13,697	$ 12,789	$ 13,879	$ 13,425	$ 13,715	$ 13,034	$ 11,719	$ 13,300	$ 13,096	$ 14,701	$ 15,061	$ 14,443	$ 14,200	$ 14,098	$ 13,292	$ 13,179	$ 13,013	$ 13,547	$ 13,201	$ 13,259	$ 12,883	$ 12,782	$ 12,032	$ 12,190	$ 12,104	$ 11,700	$ 11,945	$ 11,822	$ 11,808	$ 11,588	$ 11,546	$ 11,230	$ 10,101	$ 10,611	$ 10,501	$ 10,322	$ 9,737	$ 9,751	$ 9,537	$ 9,390	$ 8,692	$ 8,698	$ 9,540	$ 10,043	$ 9,729	$ 9,214	$ 9,691	$ 10,345	$ 10,464	$ 10,389	$ 10,163	$ 10,427	$ 10,254	$ 9,677	$ 10,000
C000017157
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 20,101	21,929	19,769	20,073	19,949	20,253	18,398	18,578	17,692	19,046	18,394	17,422	18,128	16,158	14,827	15,918	16,916	17,821	16,810	15,546	15,705	15,994	16,804	17,100	15,583	16,663	16,290	14,683	16,252	16,599	15,030	16,380	16,367	18,175	17,963	17,784	19,697	19,274	20,120	19,306	19,909	19,486	20,226	19,845	19,814	19,423	19,245	18,124	17,251	15,882	13,412	13,144	13,600	12,886	12,539	12,122	11,388	10,030	12,838	14,016	14,486	14,084	13,538	13,197	12,932	13,606	13,538	12,642	13,717	13,274	13,569	12,895	11,600	13,166	12,964	14,553	14,917	14,313	14,072	13,972	13,181	13,075	12,910	13,433	13,096	13,153	12,795	12,688	11,950	12,108	12,022	11,628	11,878	11,752	11,738	11,526	11,485	11,176	10,053	10,560	10,457	10,279	9,704	9,711	9,499	9,358	8,668	8,668	9,515	10,016	9,703	9,195	9,671	10,330	10,455	10,380	10,154	10,422	10,248	9,676	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,680	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,706	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	32,604	33,632	31,534	31,767	31,123	30,460	29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,680	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,706	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	21,223	23,134	20,847	21,152	21,006	21,324	19,357	19,538	18,605	20,013	19,322	18,288	19,028	16,956	15,549	16,687	17,731	18,664	17,589	16,266	16,418	16,718	17,557	17,859	16,273	17,402	17,005	15,319	16,942	17,296	15,661	17,065	17,039	18,914	18,681	18,484	20,453	20,006	20,876	20,024	20,632	20,181	20,937	20,539	20,497	20,075	19,876	18,709	17,813	16,395	13,843	13,559	14,028	13,280	12,922	12,481	11,718	10,303	13,163	14,373	14,849	14,433	13,862	13,507	13,231	13,918	13,839	12,925	14,015	13,555	13,845	13,160	11,830	13,424	13,214	14,824	15,190	14,562	14,312	14,211	13,397	13,283	13,113	13,641	13,294	13,348	12,974	12,864	12,108	12,264	12,174	11,767	12,012	11,881	11,866	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,770	9,777	9,561	9,413	8,718	8,718	9,559	10,064	9,747	9,227	9,703	10,354	10,475	10,398	10,166	10,432	10,253	9,678	10,000
DWS Index: Russell 2000® Index
Account Value [Line Items]
Account Value	$ 21,223	$ 23,134	$ 20,847	$ 21,152	$ 21,006	$ 21,324	$ 19,357	$ 19,538	$ 18,605	$ 20,013	$ 19,322	$ 18,288	$ 19,028	$ 16,956	$ 15,549	$ 16,687	$ 17,731	$ 18,664	$ 17,589	$ 16,266	$ 16,418	$ 16,718	$ 17,557	$ 17,859	$ 16,273	$ 17,402	$ 17,005	$ 15,319	$ 16,942	$ 17,296	$ 15,661	$ 17,065	$ 17,039	$ 18,914	$ 18,681	$ 18,484	$ 20,453	$ 20,006	$ 20,876	$ 20,024	$ 20,632	$ 20,181	$ 20,937	$ 20,539	$ 20,497	$ 20,075	$ 19,876	$ 18,709	$ 17,813	$ 16,395	$ 13,843	$ 13,559	$ 14,028	$ 13,280	$ 12,922	$ 12,481	$ 11,718	$ 10,303	$ 13,163	$ 14,373	$ 14,849	$ 14,433	$ 13,862	$ 13,507	$ 13,231	$ 13,918	$ 13,839	$ 12,925	$ 14,015	$ 13,555	$ 13,845	$ 13,160	$ 11,830	$ 13,424	$ 13,214	$ 14,824	$ 15,190	$ 14,562	$ 14,312	$ 14,211	$ 13,397	$ 13,283	$ 13,113	$ 13,641	$ 13,294	$ 13,348	$ 12,974	$ 12,864	$ 12,108	$ 12,264	$ 12,174	$ 11,767	$ 12,012	$ 11,881	$ 11,866	$ 11,641	$ 11,595	$ 11,279	$ 10,148	$ 10,654	$ 10,537	$ 10,354	$ 9,770	$ 9,777	$ 9,561	$ 9,413	$ 8,718	$ 8,718	$ 9,559	$ 10,064	$ 9,747	$ 9,227	$ 9,703	$ 10,354	$ 10,475	$ 10,398	$ 10,166	$ 10,432	$ 10,253	$ 9,678	$ 10,000